Discontinued Operations - Schedule of Discontinued Operations (Details) ¥ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Schedule of Discontinued Operations [Line Items]
Net revenues			¥ 19,777
Cost of revenues			(4,151)
Gross profit			15,626
Operating expenses:
Selling and marketing expenses			(33,882)
General and administrative expenses			(7,408)
Research and development expenses			(1,370)
Total operating expenses			(42,660)
Loss from discontinued operations			(27,034)
Other income/(expenses):
Interest expenses, net			(753)
Gain/(loss) from equity method investments			(157)
Impairment of goodwill
Other income, net			(900)
Loss from discontinued operations before income taxes			(28,844)
Income tax benefit
Loss from discontinued operations, net of tax			(28,844)
Net cash used in discontinued operations
Net cash used in operating activities-discontinued operations			(807)
Net cash used in investing activities-discontinued operations
Net cash used in financing activities-discontinued operations			¥ (1,101)